Cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reconciliation of Net Cash Flow to Movement in Net Debt

Net financial liabilities reconciliation:

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2022	(22,025,979)	(33,615,858)	(4,773,454)	(60,415,291)	3,383,535	(57,031,756)
Cash inflows	(2,714,215)	(32,250,009)	—	(34,964,224)	3,618,023	(31,346,201)
Cash outflows	3,331,412	28,603,546	2,616,074	34,551,032	(3,195,149)	31,355,883
Other non-cash movements	(7,298,371)	(9,410,822)	(2,790,250)	(19,499,443)	(1,539,482)	(21,038,925)
Inflation adjustment	9,569,233	15,011,944	1,892,399	26,473,576	(385,435)	26,088,141
Balance at 31 December 2022	(19,137,920)	(31,661,199)	(3,055,231)	(53,854,350)	1,881,492	(51,972,858)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2021	(16,458,220)	(27,104,130)	(4,691,840)	(48,254,190)	(1,784,575)	(50,038,765)
Cash inflows	(386,103)	(26,188,047)	—	(26,574,150)	3,627,908	(22,946,242)
Cash outflows	1,297,867	26,090,463	3,313,449	30,701,779	(3,452,123)	27,249,656
Acquisition through business combination	—	(249,512)	—	(249,512)	—	(249,512)
Other non-cash movements	(13,059,824)	(16,352,579)	(4,934,922)	(34,347,325)	4,930,645	(29,416,680)
Inflation adjustment	6,580,301	10,187,947	1,539,859	18,308,107	61,680	18,369,787
Balance at 31 December 2021	(22,025,979)	(33,615,858)	(4,773,454)	(60,415,291)	3,383,535	(57,031,756)